Transfer of Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Transfer of Financial Assets Accounted for as Sales [Line Items]
Installment loans	¥ 432,344	¥ 400,206
Gain (losses) on sale from securitization and loan sales	¥ 10,260	¥ 9,602